Label	Element	Value
Class I and Class Z Shares | ALGER GLOBAL GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001219064_SupplementTextBlock	ALGER GLOBAL GROWTH FUND Supplement Dated March 28, 2018 to Summary and Statutory Prospectuses for Classes I and Z Shares dated March 1, 2018
Risk/Return [Heading]	rr_RiskReturnHeading	ALGER GLOBAL GROWTH FUND
Strategy [Heading]	rr_StrategyHeading	The following paragraph is added to the section “Principal Investment Strategy” beginning on page 2 of the Class I Shares and Class Z Shares summary prospectuses, and pages 4 and 10 of the statutory prospectus.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund generally invests a substantial portion of its assets in a smaller number of issuers.  The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary, and health care sectors.

Risk [Heading]	rr_RiskHeading	The following risks are added to the section “Principal Risks” beginning on page 2 of the Class I Shares and Class Z Shares summary prospectuses, and pages 5, 11 and 16 of the statutory prospectus.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Emerging Markets Risk - The Fund may invest in issuers located in emerging countries (such as Brazil, Russia, India and China), and therefore may be exposed to the economies, industries, securities and currency markets of such countries, which may be adversely affected by protectionist trade policies, a slow U.S. economy, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more  diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a small number of issuers.  Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.